Going Concern and Management's Plans	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern and Management's Plans

Note 2 – Going Concern and Management’s Plans

Our consolidated financial statements are prepared using U.S. GAAP and are based on the assumption that we will continue as a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. We face certain risks and uncertainties regarding product development and commercialization, limited working capital, recurring losses and negative cash flow from operations, future profitability, ability to obtain future capital, protection of patents, technologies and property rights, competition, rapid technological change, navigating the domestic and major foreign markets’ regulatory and clinical environment, recruiting and retaining key personnel, dependence on third party manufacturing organizations, third party collaboration and licensing agreements, lack of sales and marketing activities and having no customers or pharmaceutical products to sell or distribute. These risks and other factors raised substantial doubt about our ability to continue as a going concern as of the date of the filing of this Annual Report on Form 10-K for the year ended December 31, 2019.

We have relied on private placements with a small group of accredited investors to finance our business and operations. We have not had any revenue since our inception, and we do not currently have any revenue under contract or any immediate sales prospects. As of December 31, 2019, we had an accumulated deficit of approximately $11.0 million. For the year ended December 31, 2019, we incurred a net loss from continuing operations of approximately $3.4 million and used approximately $2.8 million in net cash from operating activities. We expect our operating costs to be substantial as we incur costs related to the clinical trials for our product candidates and that we will operate at a loss for the foreseeable future.

On September 20, 2019, we entered into two separate LOC Agreements (“LOC Agreements”) with DKBK Enterprises, LLC (“DKBK”) and CorLyst, LLC (“CorLyst”, and, together with DKBK, collectively, “Lenders”), both related parties, which provide a revolving commitment of up to $700,000 each ($1.4 million total). Under the LOC Agreements, all funds borrowed bear interest at an annual rate of 8%. The promissory notes issued in connection with the LOC Agreements provide that the Lenders have the right to convert all or any portion of the principal and accrued and unpaid interest into our common stock on the same terms as our 2019 Senior Convertible Notes. Therefore, the Lenders may convert the outstanding debt under the LOC Agreements into our common stock at a conversion price equal to the lower of (i) $14.28 per share, (ii) a price per share equal to a 10% discount to the pre-money valuation of an equity sale of the Company’s common stock for cash, or (iii) at an adjusted price; all as more particularly described in the 2019 Senior Convertible Notes. Our CEO is also the CEO and Managing Member of both Lenders. CorLyst beneficially owns 996,376 shares of Processa common stock, representing approximately 17.8% of the Company’s outstanding shares of voting capital stock. We have not drawn any amounts under these LOC agreements as of February 28, 2020.

In connection with the LOC Agreements, we amended the existing pledge agreement with PoC Capital on September 30, 2019 to reduce the committed funds from $1.8 million to $900,000, which has been paid in full as of December 31, 2019. As part of the original pledge agreement, we issued 113,280 shares of common stock and 113,280 warrants to purchase shares of common stock to PoC Capital but held 56,640 shares and 56,640 warrants as collateral until certain payment milestones were met. PoC Capital forfeited the pledged collateral in the amended agreement. The forfeited shares and warrants have been returned to us.

In December 2019, we closed our bridge financing and issued $805,000 of the 2019 Senior Notes to accredited investors (see Note 7). We have also delayed some of our cash outflows, primarily through the deferred payment of salaries ($122,175, which has been accrued and included in accrued expenses at December 31, 2019) until such time as we have raised sufficient funding.

Based on our current plan, we will need to raise additional capital to fund our future operations. While we believe our current resources are adequate to complete our current Phase 2A trial for NL, we do not currently have resources to conduct other future trials or develop PCS100 without raising additional capital. As noted above, the timing and extent of our spending will depend on the costs associated with, and the results of our Phase 2A trial for NL. Our anticipated spending and our cash flow needs could change significantly as the trial progresses. There may be costs we incur during our trial that we do not currently anticipate in order to complete the trial, requiring us to need additional capital sooner than currently expected.

The additional funding may not be available to us on acceptable terms, or at all. If we are unable to obtain adequate financing when needed, we may have to delay, reduce the scope of, or suspend our current or future clinical trials, or research and development programs. We may seek to raise any necessary additional capital through a combination of public or private equity offerings, debt financings, collaborations, strategic alliances, licensing arrangements and other marketing and distribution arrangements. To the extent that we raise additional capital through marketing and distribution arrangements or other collaborations, strategic alliances or licensing arrangements with third parties, we may have to relinquish valuable rights to our product candidates, future revenue streams, research programs or product candidates or to grant licenses on terms that may not be favorable to us. If we raise additional capital through public or private equity offerings, the ownership interest of our existing stockholders will be diluted, and the terms of these securities may include liquidation or other preferences that adversely affect our stockholders’ rights. If we raise additional capital through debt financing, we may be subject to covenants limiting or restricting our ability to take specific actions, such as incurring additional debt, making capital expenditures or declaring dividends.

Uncertainty concerning our ability to continue as a going concern may hinder our ability to obtain future financing. Continued operations and our ability to continue as a going concern are dependent on our ability to obtain additional funding in the future and thereafter, and no assurances can be given that such funding will be available at all, in a sufficient amount, or on reasonable terms. Without additional funds from debt or equity financing, sales of assets, sales or out-licenses of intellectual property or technologies, or other transactions providing funds, we will rapidly exhaust our resources and be unable to continue operations. Absent additional funding, we believe that our cash and cash equivalents will not be sufficient to fund our operations for a period of one year or more after the date that these condensed consolidated financial statements are available to be issued based on the timing and amount of our projected net loss from continuing operations and cash to be used in operating activities during that period of time.

As a result, substantial doubt exists about our ability to continue as a going concern as of the date of the filing of the Annual Report on Form 10-K for the year ended December 31, 2019. The accompanying consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of recorded assets, or the amounts and classification of liabilities that might be different should we be unable to continue as a going concern based on the outcome of these uncertainties described above.